UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22853

StoneCastle Financial Corp.
(Exact name of registrant as specified in charter)

152 West 57th Street, 35th Floor
New York, NY 10019
(Address of principal executive offices) (Zip code)

Joshua S. Siegel
StoneCastle Financial Corp.
152 West 57th Street, 35th Floor
New York, NY 10019
(Name and address of agent for service)

Copies of Communications to:
John P. Falco, Esq.
Pepper Hamilton LLP
3000 Two Logan Square / Eighteenth and Arch Streets
Philadelphia, PA 19103-2799
(215) 981-4659

Registrant’s telephone number, including area code: (212) 354-6500

Date of fiscal year end: December 31

Date of reporting period: March 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

StoneCastle Financial Corp. Schedule of Investments (unaudited)

As of March 31, 2019

Company(1)	Investment	# of Shares/Par Amount ($)(2)	Fair Value(3)
Term Loans – 14.1%
Banking – 14.1%
American Capital Bancorp	Subordinated Term Loan, 9.00%, 4/1/2028	$7,000,000	$7,000,000
Big Poppy Holdings, Inc.	Subordinated Term Loan, 6.50%, 4/1/2028	$3,500,000	3,465,000
TransPecos Financial Corp.	Senior Term Loan, 9.00%, 10/1/2028	$4,000,000	4,000,000
Tulsa Valley Bancshares	Subordinated Term Loan, 6.375%, 12/31/2028*	$1,700,000	1,674,500
Young Partners, L.P.	Secured Term Loan, 10.50%, 11/9/2020	$4,565,000	3,769,549
	Total Term Loans (Cost $20,077,130)		19,909,049
Debt Securities – 4.7%
Banking – 4.7%
MMCapS Funding I, Ltd. / MMCapS Funding I, Inc.	Fixed Rate Senior Notes, 8.04%, 6/8/2031, 144A(4)	$3,499,516	3,499,517
Preferred Term Securities, Ltd. / Preferred Term Securities, Inc.	Fixed Rate Mezzanine Notes, 9.74%, 9/15/2030, 144A(4)	$3,139,189	3,139,189
	Total Debt Securities (Cost $6,578,868)		6,638,706
Trust Preferred Securities – 14.1%
Banking – 14.1%
Central Trust Company Capital Trust I.	Junior Subordinated Debt (Trust Preferred Security), 10.25%, 7/25/2031	$2,500,000	2,512,500
First Alliance Capital Trust I	Junior Subordinated Debt (Trust Preferred Security), 10.25%, 7/25/2031	$6,500,000	6,532,500
M&T TPS LLC	Trust Preferred Security, Series 2015-1 9.74%, Note, 9/30/2030, 144A(4)	$2,395,023	2,395,023
Mercantil TPS LLC	Trust Preferred Security Series 2015-1 9.74%, Note, 9/30/2030, 144A(4)	$4,490,669	4,490,669
National Bank of Indianapolis TPS LLC	Trust Preferred Security, Series 2015-1 9.74%, Note, 9/30/2030, 144A(4)	$4,041,602	4,041,602
	Total Trust Preferred Securities (Cost $20,362,270)		19,972,294

1	StoneCastle Financial Corp. |	See notes to Schedule of Investments

Company(1)	Investment	# of Shares/Par Amount ($)(2)	Fair Value(3)
Credit Securitizations – 32.3%
Banking – 32.3%
Community Funding CLO, Ltd.	Preferred Shares(5) (Estimated effective yield 10.37%), 144A(4)	$45,500,000	$44,658,250
U.S. Capital Funding I, Ltd. / U.S. Capital Funding I, Corp.	Subordinate Income Note, (Estimated effective yield 21.44%), 5/1/2034, 144A(4)	$4,700,000	1,192,625
	Total Credit Securitizations (Cost $46,658,565)		45,850,875
Pooled Equity Interest – 15.2%
Banking – 15.2%
Community Funding 2018, LLC.	Preferred Shares(5) (Estimated effective yield 9.34%), 144A(4)	$22,860,000	21,550,122
	Total Pooled Equity Interest (Cost $22,337,595)		21,550,122
Preferred Stocks – 24.9%
Banking – 24.9%
First Marquis Holdings, LLC.	Variable Rate Perpetual Preferred Stock (Estimated effective yield 13.42%)(5)(6)	$6,550,000	7,829,215
Katahdin Bankshares Corporation	Floating Rate Non-Cumulative Preferred Stock, Series D, 8.75%	$10,000,000	9,900,000
Reliance Bancshares, Inc.	Fixed Rate Cumulative Perpetual Preferred Stock, Series A, 9%	$12,750,000	12,622,500
Tennessee Valley Financial Holdings, Inc.	Fixed Rate Cumulative Perpetual Preferred Stock, Series A, 9%	$100,000	97,500
Tennessee Valley Financial Holdings, Inc.	Fixed Rate Cumulative Perpetual Preferred Stock, Series B, 9%	$49,000	47,775
The Queensborough Company	Fixed Rate Cumulative Perpetual Preferred Stock, Series A, 9%	$2,670,000	2,656,650
The Queensborough Company	Fixed Rate Cumulative Perpetual Preferred Stock, Series B, 9%	$94,000	93,530
TriState Capital Holdings	Fixed / Floating Cumulative Perpetual Preferred Stock, 6.75% (TSCAP)	80,000	2,080,000
	Total Preferred Stocks (Cost $34,304,296)		35,327,170

Common Stocks – 2.2%
Banking – 2.2%
Happy Bancshares, Inc.	Equity Security - Private Placement, 144A(4)(6)(7)	44,000	1,870,000
Howard Bancorp, Inc.	Equity Security (HBMD)(7)	83,119	1,230,990
	Total Common Stocks (Cost $2,004,317)		3,100,990
Exchange Traded Fund – 13.8%
Diversified Financial Services – 13.8%
iShares S&P U.S. Preferred Stock Index Fund	iShares U.S. Preferred Stock Index Fund - Exchange Traded Fund (PFF)	535,100	19,557,905
	Total Exchange Traded Fund (Cost $20,064,987)		19,557,905
	Total Long Term Investments (Cost $172,388,028)		171,907,111

See notes to Schedule of Investments	| StoneCastle Financial Corp.	2

Company(1)	Investment	# of Shares/Par Amount ($)(2)	Fair Value(3)
Money Market Fund – 0.8%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio	Institutional Share Class - Money Market Mutual Fund (MISXX) 2.32%	1,157,400	$1,157,400
	Total Money Market Fund (Cost $1,157,400)		1,157,400
	Total Investments (Cost $173,545,428)(8)(9)† — 122.1%		173,064,511
	Other assets and liabilities, net — (22.1)%(10)		(31,276,202)
	Total Net Assets — 100.0%		$141,788,309

(1)	We do not “control” and are not an “affiliate” of any of our investments, each as defined in the Investment Company Act (the “1940 Act”).
(2)	$ represents security position traded in par amount.
(3)	Fair Value is determined in good faith in accordance with the Company’s valuation policy and is reviewed and accepted by the Company’s Board of Directors.
(4)	Security is exempt from registration under Rule 144A of the Securities Act of 1933.
(5)	The preferred shares are considered an equity position. Equity investments are entitled to recurring distributions which are generally equal to the remaining cash flow of the payments made by the underlying company’s securities less contractual payments to debt holders and company expenses. The estimated effective yield indicated is based upon a current projection of the amount and timing of these recurring distributions and the estimated amount of repayment of principal upon termination. Such projections are periodically reviewed and adjusted as needed. The estimated effective yield may ultimately not be realized.
(6)	Investments determined using significant unobservable inputs (Level 3). The value of such securities is $9,699,215 or 6.84% of net assets.
(7)	Currently non-income producing security.
(8)	Investments are income producing assets unless otherwise noted by footnote (7)
(9)	Cost values reflect accretion of original issue discount or market discount, and amortization of premium.
(10)	Includes $38,000,000 in bank loans from Texas Capital Bank.
*	The estimated effective yield including structuring fees paid annually through maturity of 2028 is 9.60%.
†	As of March 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized depreciation of investments was $3,248,987 and gross unrealized appreciation was $2,768,070 resulting in net unrealized depreciation of $480,917.

3	StoneCastle Financial Corp. |	See notes to Schedule of Investments

Additional Information

The following is a listing of the underlying unsecured loans, subordinated debentures and notes that were made by Community Funding CLO, Ltd. See Notes to Financial Statements for additional information on StoneCastle Financial Corp’s. investment in Community Funding CLO, Ltd.

Bank Name	Principal Amount	State
Progress Financial Corporation	$5,500,000	Alabama
Cornerstone Community Bancorp	5,000,000	California
Bankwell Financial Group	7,500,000	Connecticut
SBT Bancorp, Inc.	7,500,000	Connecticut
Biscayne Bancshares, Inc.	7,500,000	Florida
Idaho Trust Bancorp	5,000,000	Idaho
Bancorp Financial, Inc.	12,500,000	Illinois
Market Street Bancshares, Inc.	7,500,000	Illinois
First Internet Bancorp	10,000,000	Indiana
Treynor Bancshares, Inc.	12,500,000	Iowa
Freedom Bancshares, Inc.	2,000,000	Kansas
Williams Holding Company, Inc.	1,000,000	Kansas
CB&T Holding Corp.	12,500,000	Louisiana
Delmar Bancorp	2,000,000	Maryland
First Bancshares, Inc.	2,500,000	Missouri
Citizens Bancshares	12,500,000	Missouri
Security State Bancshares, Inc.	12,500,000	Missouri
Bank Name	Principal Amount	State
Glacier Bancorp, Inc.	$7,500,000	Montana
First State Holding Co.	9,350,000	Nebraska
Lakeland Bancorp, Inc.	7,500,000	New Jersey
Country Bank Holding Co., Inc.	7,500,000	New York
Pathfinder Bancorp, Inc.	10,000,000	New York
Quontic Bank Holdings Corporation	3,000,000	New York
MidWest Community Financial Corp.	7,500,000	Oklahoma
Myers BancShares, Inc.	10,000,000	Oklahoma
First Resource Bank	2,000,000	Pennsylvania
Victory Bancorp, Inc.	5,000,000	Pennsylvania
Sandhills Holding Company, Inc.	8,500,000	South Carolina
First Citizens Bancshares, Inc.	10,000,000	Texas
Happy Bancshares, Inc.	7,500,000	Texas
Linden Bancshares, Inc.	4,000,000	Texas
First National Corporation	5,000,000	Virginia
FS Bancorp. Inc.	10,000,000	Washington
Partnership Community Bancshares	7,000,000	Wisconsin
Total	$246,850,000

The following is a listing of the underlying unsecured loans that were made by Community Funding 2018, LLC. See Notes to Financial Statements for additional information on StoneCastle Financial Corp’s. investment in Community Funding 2018, LLC.

Bank Name	Principal Amount	State
Big Poppy Holdings, Inc.	$9,000,000	California
Freeport Bancshares, Inc.	3,150,000	Illinois
Fidelity Federal Bancorp	8,000,000	Indiana
Halbur Bancshares	3,000,000	Iowa
Vintage Bancorp	3,000,000	Kansas
Delmar Bancorp	4,500,000	Maryland
First Bancshares	10,000,000	Mississippi
MidWest Regional Bank	5,000,000	Missouri
Lincoln Park Bancorp	5,000,000	New Jersey
MidWest Community	2,500,000	Oklahoma
Peoples Bancshares	4,000,000	Virginia
Total	$57,150,000

See notes to Schedule of Investments	| StoneCastle Financial Corp.	4

Notes to Schedule of Investments (unaudited)

Investment Valuation–The most significant estimates made in the preparation of the financial statements of StoneCastle Financial Corp. (“SCFC” or the “Company”) are the valuation of equity and debt investments and the effective yield calculation with respect to certain debt securities, as well as the related amounts of unrealized appreciation and depreciation of investments recorded. The Company believes that there is no single definitive method for determining fair value in good faith. As a result, determining fair value requires that judgment be applied to the specific facts and circumstances of each portfolio investment while employing a consistently applied valuation process for the types of investments that SCFC makes. The Company is required to specifically fair value each individual investment on a quarterly basis.

The Company complies with ASC 820-10, Fair Value Measurements and Disclosure, which establishes a three-level valuation hierarchy for disclosure of fair value measurements. ASC 820-10 clarified the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. ASC 820-10 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants at the measurement date. ASC 820-10 also establishes the following three-tier fair value hierarchy:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access;

• Level 2 — Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data; and

• Level 3 — Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

To the extent securities owned by the Company are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Securities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 of the fair value hierarchy.

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed. Accordingly, the degree of judgment exercised by SCFC in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on

5	StoneCastle Financial Corp. |

the lowest level input that is significant to the fair value measurement. The valuation levels are not necessarily an indication of the risk associated with investing in those securities.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, SCFC’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. SCFC uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

SCFC will determine fair value of its assets and liabilities in accordance with valuation procedures adopted by its Board of Directors. The Company may utilize the services of one or more regionally or nationally recognized independent valuation firms to help it determine the value of each investment for which a market price is not available. SCFC’s Board of Directors will also review valuations of such investments provided by StoneCastle Asset Management LLC, the Advisor to the Company (“the Advisor”). To the extent SCFC invests in securities for which market quotations are readily available, such market value will be used to value those securities. If a market value cannot be obtained or if SCFC’s Advisor determines that the value of a security as so obtained does not represent a fair value as of the measurement date (due to a significant development subsequent to the time its price is determined or otherwise), fair value shall be determined pursuant to the methodologies established by our Board of Directors. In making these determinations, the Company may engage an independent valuation firm from time to time to assist in determining the fair value of our investments. The methods for valuing these investments may include fundamental analysis, discounts from market prices of similar securities, purchase price of securities, subsequent private transactions in the security or related securities, or discounts applied to the nature and duration of restrictions on the disposition of the securities, as well as a combination of these and other factors.

Credit Securitization and Pooled Equity Interests– SCFC may acquire preferred share positions in credit securitizations or pooled equity interests. In valuing such investments, SCFC attempts to obtain a minimum of two marks provided by recognized industry brokers as a primary source, supplemented by actual trades executed in the market at or around period-end, as well as the marks provided by the broker who arranges transactions in such investment vehicles. These positions may result in a layering of leverage in overall structure. The more leverage is employed, the more likely a substantial change will occur in the Company’s net asset value (“NAV”).Accordingly, any event adversely affecting the value of an investment would be magnified to the extent leverage is utilized.

The Company’s assets measured at fair value subject to the disclosure requirements of ASC 820-10-35 at March 31, 2019, were as follows:

	TOTAL FAIR VALUE AT 3-31-19	LEVEL 1 QUOTED PRICE	LEVEL 2 SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS
Term Loans	$19,909,049	$—	$19,909,049	$—

Debt Securities	6,638,706	—	6,638,706	—

Trust Preferred Securities	19,972,294	—	19,972,294	—

Credit Securitizations	45,850,875	—	45,850,875	—

Pooled Equity Interest	21,550,122	—	21,550,122	—

| StoneCastle Financial Corp.	6

	TOTAL FAIR VALUE AT 3-31-19	LEVEL 1 QUOTED PRICE	LEVEL 2 SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS
Preferred Stocks	$35,327,170	$—	$27,497,955	$7,829,215

Common Stocks	3,100,990	1,230,990	—	1,870,000

Exchange Traded Fund	19,557,905	19,557,905	—	—

Money Market Fund	1,157,400	1,157,400	—	—

Total Investments in Securities	$173,064,511	$21,946,295	$141,419,001	$9,699,215

The Level 3 categorized assets listed above have been valued via the use of a) independent third party valuation firms, or, b) fair valued as determined in good faith by the Board of Directors, in accordance with procedures established by the Board of Directors.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires SCFC to present a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of a period. U.S. GAAP also requires SCFC to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented below:

	TERM LOAN	COMMON STOCK	PREFERRED STOCK	TOTAL
Balance at December 31, 2018	$1,649,000	$1,870,000	$7,550,840	$11,069,840
Realized gains including earnings	—	—	—	—
Unrealized appreciation/(depreciation) on investments	—	—	278,375	278,375
Purchases	—	—	—	—
Sales	—	—	—	—
Transfers in	—	—	—	—
Transfers out	(1,649,000)	—	—	(1,649,000)
Balance at March 31, 2019	$—	$1,870,000	$7,829,215	$9,699,215

The change in unrealized appreciation on Level 3 securities held as of March 31, 2019 was $278,375.

	Fair Value at 3/31/2019	Valuation Techniques	Unobservable Inputs	Assumptions	Impact To Valuation From An Increase To Input
Preferred Stock	$7,829,215	Prior Transaction Analysis	Discount for transaction costs	3.00%	Increase in unobservable input will Decrease the value
Common Stock	$1,870,000	Prior Transaction Analysis	Offering Price	$42.50	Increase in unobservable input will increase the value
	$9,699,215

For more information with regard to significant accounting policies, see the most recent Company’s annual report filed with the Securities and Exchange Commissions.

7	StoneCastle Financial Corp. |

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	StoneCastle Financial Corp.

By (Signature and Title)*	/s/ Joshua S. Siegel
Joshua S. Siegel, Chief Executive Officer
& Chairman of the Board
(principal executive officer)

Date	May 2, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joshua S. Siegel
Joshua S. Siegel, Chief Executive Officer
& Chairman of the Board
(principal executive officer)

Date	May 2, 2019

By (Signature and Title)*	/s/ Patrick J. Farrell
Patrick J. Farrell, Chief Financial Officer
(principal financial officer)

Date	May 2, 2019

* Print the name and title of each signing officer under his or her signature.